New York Life Insurance Company
51 Madison Avenue, New York, NY 10010
(212) 576-5522 Fax: (212) 576-7101
E-mail : Charles_F_Furtado@newyorklife.com www.newyorklife.com
Charles F. Furtado, Jr.
Associate General Counsel
February 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)
NYLIAC Variable Universal Life Separate Account – I (“Registrant”)
Post-Effective Amendment No. 6 to Registration Statement on Form N-6
New York Life Variable Universal Life Accumulator Plus (the “Policy”)
File Nos. 811-07798/333-190312

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Post-Effective Amendment No. 6 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-190312) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and of Amendment No. 145 under the Investment Company Act of 1940 (the “1940 Act”).

For convenience, this letter uses the same defined terms used in the prospectus for the Policy contained in the Registration Statement (the “Prospectus”).

1. Purpose of Amendment

Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the 1933 Act to:

1)	replace the Class III shares of the BlackRock® Global Allocation V.I. Fund (the “Existing Fund”) with the Class I shares of that fund (the “Replacement Fund”), pursuant to a no-action letter granted by the Staff of the Division of Investment Management of the Commission to AIG Life Insurance Company, (Pub avail. Nov. 6, 2001) (the “Share Class Replacement”) (See Section 2 below); and

2)	(i) revise the five (5) static asset allocation models (the “Models”) offered with the Policy as of May 1, 2018; and (ii) reflect that the Models will be designed by QS Investors, LLC (the “Asset Allocation Changes”) (See Section 3 below); and

3)	make other non-material changes.

Securities and Exchange Commission

Registrant represents that the Amendment effects no other material changes to the Registration Statement. The only changes to the Registration Statement are those that are in the Amendment.

2. Conversion of the BlackRock® Global Allocation V.I. Fund Shares

As noted above, by means of the Amendment, Registrant intends to effect a conversion from Class III shares to Class I shares of the BlackRock® Global Allocation V.I. Fund; this will be done by substituting the Existing Fund with the Replacement Fund. The substantive difference between the Existing Fund and the Replacement Fund is that the BlackRock® Variable Series Funds, Inc. (the “Fund”) has adopted a plan of distribution or “12b-1 plan” for the Existing Fund and that the Existing Fund has “Other Expenses” that are higher than those for the Replacement Fund. The plan provides for annual expenses of 0.25% for the Existing Fund, which are used by insurance company contract issuers, including NYLIAC, to cover distribution expenses and/or the expenses of certain contract owner services.

Because the Replacement Fund does not have Distribution (12b-1) Expenses, has lower “Other Expenses” (0.11% vs. 0.24%), and otherwise has the same Management Fees as the Existing Fund, the Replacement Fund will have fees that are 38 basis points lower than the Existing Fund.1 In addition, the Replacement Fund is merely a different share class of the same portfolio, so it has the same investment advisor and the same investment objective and policy as the Existing Fund. Hence, NYLIAC is seeking to give Policy owners with assets currently allocated to the Existing Fund the benefit of lower fees. In addition, NYLIAC is seeking to avoid the confusion and administrative difficulty that may arise by offering the Replacement Fund and the Existing Fund (different classes of the same portfolios) simultaneously to Policy owners.

The result of the proposed substitution will be that Policy owners with cash values allocated to the Existing Fund will have the exact same investment medium and the exact same cash values, but with an investment medium that is 38 basis points less expensive because it does not charge a Rule 12b-1 Distribution Expense and higher Other Expenses. There will be no adverse effect on any of the Policy owners who have allocated contributions to the Registrant or to the Existing Fund. In fact, for periods following the substitution, less of a Policy owner’s premium dollar will be used to pay expenses. For the reasons stated above, we believe that the proposed substitution of share classes can be effected pursuant to the no-action letter granted by the Staff of the Division of Investment Management of the Commission under AIG Life Insurance Company (pub. avail. Nov. 6, 2001), without an order approving the substitution under Section 26(c) of the 1940 Act. For the reasons stated above, the share class conversion is consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the 1940 Act.

3. Asset Allocation Changes

As noted above, by means of the Amendment, Registrant intends to describe the Asset Allocation Changes. These revisions are reflected in the following sections of the Registration Statement: Definitions; and Management and Organization—Funds and Eligible Portfolios and –Asset Allocation Models.

[1]	The fees for the Replacement Fund are 25 basis points lower than those for the Existing Fund after Fee Waivers or Expense Reimbursement because the Existing Fund has a 13 basis point Fee Waiver and/or Expense Reimbursement.

Securities and Exchange Commission

4. Timetable for Effectiveness

We are asking that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on April 2, 2018. Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material and annual update changes to the Registration Statement and the prospectus and statement of additional information contained therein.

Registrant also intends to file amendments pursuant to Rule 485(b) in April 2018 to make the changes contained in the Amendment to the prospectuses for the following variable universal life contracts:

(1)	for the Share Class Replacement—NYLIAC Variable Universal Life 2000 (File No. 333-79309); NYLIAC Survivorship Variable Universal Life (File No. 333-39157); NYLIAC Variable Universal Life Provider (File No. 333-102674); NYLIAC Variable Universal Life Accumulator and NYLIAC Survivorship Variable Universal Life Accumulator (File No. 333-147707); and NYLIAC Flexible Premium Variable Universal Life (File No. 033-64410); and

(2)	for the Asset Allocation Changes—NYLIAC Survivorship Variable Universal Life Accumulator (File No. 333-147707).

Under separate cover, NYLIAC sought the Commission’s permission to amend the Registration Statements listed above to add the disclosure contained in the Amendment on the Share Class Replacement and the Asset Allocation Changes to the prospectuses contained in those registration statements (as appropriate) by means of a 485(b) amendment pursuant to Rule 485(b)(1)(vii) under the 1933 Act.

Finally, in April 2018, Registrant intends to make the changes contained in the Amendment for the Share Class Replacement to the prospectuses for the following variable universal life contracts: NYLIAC Single Premium Variable Universal Life (File No. 333-47728); New York Life Legacy Creator Single Premium Variable Universal Life Insurance (File No. 333-156513); and New York Life Lifetime Wealth Variable Universal Life (File No. 333-166664). However, because these contracts are no longer being offered to new investors and the Registrant is not delivering updated prospectuses pursuant to the no-action letter granted by the Staff of the Division of Investment Management of the Commission under Great-West Life and Annuity Insurance Company (pub. avail. October 23, 1990), Registrant intends to file these amendments pursuant to Rule 497.

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522 (or Charles_F_Furtado@newyorklife.com).

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr. Associate General Counsel

cc:	Frank Buda, Esq.